Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Equity Based Compensation
Schedule of range of assumptions estimated to calculate fair value of each stock option award

	2012	2011
Volatility	30%	30%
Risk free rate	0.2% - 0.82%	0.5%
Expected dividend yield	0%	0%
Term	2.0 years - 5.0 years	4.6 years

Summary of the status of options under the stock compensation plan, including the rollover stock options

   The following table summarizes the status of options under the stock compensation plan, including the rollover stock options, as of December 31, 2012:

	Class A Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Life
Outstanding at beginning of year	18,404,951	$3.27	$28,265	7.9 years
Granted	276,480
Exercised	606,033
Forfeited	228,236

Outstanding at end of year	17,847,162	$3.35	$36,801	7.1 years

Exercisable at end of year	10,601,197	$3.10	$24,489	6.2 years